Goodwill and other Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other Intangible Assets, Net

(7) Goodwill and other Intangible Assets, Net

The goodwill set forth below resulted from the GE Advanced Materials Acquisition further discussed in Note 1.

The following table sets forth the changes in goodwill:

	Silicones	Quartz	Total
Balance as of December 31, 2009	$414	$—	$414
Foreign exchange translation	11	—	11

Balance as of December 31, 2010	425	—	425
Foreign exchange translation	7	—	7

Balance as of December 31, 2011	$432	$—	$432

At December 31, 2011, accumulated goodwill impairment losses recognized by the Company since the adoption of ASC Topic 350 were $700 and $158 for the Silicones and Quartz reporting units, respectively. The Quartz reporting unit’s goodwill was fully impaired.

Intangible assets as of December 31, 2011 and 2010 consisted of the following:

	Amortization period	Gross amount	Accumulated amortization	Net carrying amount
2011
Amortizing intangible assets:
Customer relationships	15-20 years	$429	$(124)	$305
Trademarks	7-20 years	146	(45)	101
Unpatented technology	20 years	149	(38)	111
Patents and other	10-20 years	37	(12)	25

Total		$761	$(219)	$542

2010
Amortizing intangible assets:
Customer relationships	15-20 years	$436	$(100)	$336
Trademarks	7-20 years	144	(36)	108
Unpatented technology	20 years	147	(30)	117
Patents and other	10-20 years	34	(9)	25

Total		$761	$(175)	$586

Amortization expense for amortizing intangible assets was $45, $43 and $43 for the years ended December 31, 2011, 2010 and 2009, respectively. There were no significant additions to intangible assets for the years ended December 31, 2011 and 2010. The change in the net carrying balances was primarily a result of fluctuations in foreign currency translation and amortization expense. The estimated amortization expense for the next five years is as follows:

Year ending December 31:
2012	$44
2013	44
2014	44
2015	41
2016	41